NYSE Euronext

12025198

CERTNYS

Edwin Mecabe
Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

March 2, 2012

1-34856

Received SEC

MAR 02 2012

Washington, DC 20549

Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, THE HOWARD HUGHES CORPORATION, Rights to Purchase Preferred Shares and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 29, 2012.

Sincerely,